Consolidated Statement of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 257,920	$ 65,470	$ 330,319	$ 130,961	$ 196,326	$ 162,857
Cost of revenue	142,202		142,202
Gross profit	115,718	65,470	188,117	130,961
Operating expenses
General and administrative	240,233	113,509	603,363	442,945	640,009	869,380
Sales and marketing		30,000	60,300	90,000	120,000
Stock based-compensation -management				37,500	37,500	240,000
Professional fees	10,287	212,167	2,331,590	410,642	435,717	278,154
Total operating expenses	250,520	355,676	2,995,253	981,087	1,233,226	1,387,534
Loss from operations	(134,802)	(290,206)	(2,807,136)	(850,126)	(1,036,900)	(1,224,677)
Other income (expense)
Interest expense	(137,804)	(20,754)	(235,983)	(45,373)	(65,821)	(30,820)
Change in fair value of derivative liabilities	48,200	(8,497)	23,521	(8,497)	(4,241)
Total other expense	(89,604)	(29,251)	(212,462)	(53,870)	(70,062)	(30,820)
Loss before income taxes	(224,406)	(319,457)	(3,019,598)	(903,996)	(1,106,962)	(1,255,497)
Provision for income taxes
Net loss	$ (224,406)	$ (319,457)	$ (3,019,598)	$ (903,996)	$ (1,106,962)	$ (1,255,497)
Basic loss per Common Share	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Diluted loss per Common Share	$ (0.00)	$ (0.00)	$ (0.03)	$ (0.01)	$ (0.01)	$ (0.01)
Basic - Weighted average number of common shares outstanding	94,579,434	88,558,601	92,542,938	88,538,286	88,548,658	87,766,041
Diluted - Weighted average number of common shares outstanding	94,579,434	88,558,601	92,542,938	88,538,286	88,548,658	87,766,041